Recovery on settlement of contingent consideration (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 11, 2021
Disclosure of contingent liabilities [line items]
Payment of contingent consideration liability		$ 14,900
Recovery on settlement of contingent consideration		9,891	$ 0
Arcola Energy Limited
Disclosure of contingent liabilities [line items]
Equity total value		4,851		$ 26,258
Date of acquisition	3 years
Recovery on settlement of contingent consideration		9,891
Top of range
Disclosure of contingent liabilities [line items]
Payment of contingent consideration liability		$ 27,000